Business Combinations	6 Months Ended
Jun. 30, 2013
Business Combinations
3. Business Combinations

Acquisition - Clinical Trial Services Division of Cross Country Healthcare, Inc.

On February 15, 2013 the Company acquired the clinical trial services division of Cross Country Healthcare Inc. for an initial cash consideration of $51.9 million. The agreement provided for further consideration of up to $3.75 million which may become payable if certain performance milestones are achieved during the period ended December 31, 2013.  Cross Country Healthcare’s Clinical Trial Services division includes US resourcing providers, ClinForce and Assent Consulting, whose services include contract staffing, permanent placement and functional service provision. The division also includes AKOS, a leading US and EU provider of pharmacovigilance and drug safety services. ClinForce and Assent will be combined with ICON’s FSP division, DOCS, creating a leader in global resourcing and FSP, while AKOS will enhance the services offered by ICON’s medical and safety services team. Certain operating margin perfomance milestones in relation to ClinForce and Assent Consulting were not achieved during the period ended March 31, 2013 resulting in a reduction of $1.5 million to the contingent consideration. At June 30, 2013 the Company has recorded a liability of $2.25 million in respect of the additional consideration. At June 30, 2013  $2.25 million was held in escrow in relation to additional amounts potentially payable under the acquisition, and this is presented as resticted cash on the condensed consolidated balance sheet.

The acquisition of the clinical trial services division of Cross Country Healthcare, Inc has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the preliminary estimated fair values of the assets acquired and the liabilities assumed:

February 15
2013
(in thousands)
Property, plant and equipment	$339
Goodwill*	43,877
Cash and cash equivalents	1,039
Accounts receivable	9,185
Unbilled revenue	2,128
Prepayments and other current assets	414
Other liabilities	(2,835)
Liability arising from contingent consideration arrangement	(2,250)

Net assets acquired	$51,897

Cash consideration	$51,897
Contingent consideration	2,250
Amount of total consideration	54,147
Liabilities included in preliminary purchase price allocation re contingent consideration	(2,250)
Net assets acquired	$51,897

* Goodwill represents the acquisition of an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services. Goodwill related to the US portion of the business acquired is tax deductible.

Prior Period Acquisitions - Acquisition of PriceSpective

On February 28, 2012 the Company acquired 100% of the common stock of PriceSpective LLC (PriceSpective) strategy consulting company for an initial cash consideration of $37.1 million.  Headquartered in Philadelphia, and with offices in London, Los Angeles, San Diego, Raleigh and Boston, PriceSpective is a premier consultancy that has a strong reputation for excellence in strategic pricing, market access, Health Economics and Outcomes Research (“HEOR”), due diligence support and payer engagement services. Since PriceSpective’s incorporation in 2003, it has developed strategies for dozens of new product launches, and hundreds of development and in-market products, across 40+ disease areas. Further consideration of up to $15.0 million was payable if certain performance milestones were achieved in respect of periods up to December 31, 2012. On August 13, 2012 the Company paid $5.0 million in relation to performance milestones for the year ended December 31, 2011.  On May 29, 2013 the Company paid $10.0 million in relation to the remaining performance milestones for the year ended December 31, 2012.

The acquisition of PriceSpective has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

February 28
2012
(in thousands)
Property, plant and equipment	$256
Goodwill*	42,247
Intangible asset – customer relationships	10,237
Intangible asset – order backlog	405
Intangible asset – non-compete arrangements	392
Cash and cash equivalents	2,311
Accounts receivable	2,662
Unbilled revenue	1,140
Other current assets	236
Current liabilities	(7,788)
Liability arising from contingent consideration arrangement	(15,000)
Net assets acquired	$37,098

Cash consideration	$37,199
Working capital adjustment	(101)
Contingent consideration	15,000
Amount of total consideration	52,098
Liabilities included in preliminary purchase price allocation re contingent consideration	(15,000)
Net assets acquired	$37,098

* Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services. Goodwill related to the US portion of the business acquired is tax deductible.

Prior Period Acquisitions - Acquisition of BeijingWits Medical

On February 15, 2012 the Company acquired 100% of the common stock of BeijingWits Medical Consulting Co. Limited (BeijingWits Medical), a leading Chinese CRO, for an initial cash consideration of $9.0 million. BeijingWits Medical offers full-service clinical development capabilities and has a strong track record in clinical trial execution in China. It is a renowned expert in Chinese regulatory processes and a leading advocate of International Conference on Harmonisation Good Clinical Practice (“ICH GCP”) in China. In addition to boosting the Company’s service capabilities in the region, BeijingWits Medical will also strengthen the Company’s presence through the addition of over 100 highly qualified and experienced professionals in Beijing, Shanghai, Chengdu, Guangzhou, Wuhan and Hong Kong. Further consideration of up to $7.0 million may become payable if certain performance milestones are achieved in respect of periods up to December 31, 2013. On June 13, 2013 the Company paid $3.8 million in relation to the remaining performance milestones for the year ended December 31, 2012. At June 30, 2013 the Company has recorded a liability of $3.2 million in respect of the additional consideration.

The acquisition of BeijingWits has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

February 15
2012
(in thousands)
Property, plant and equipment	$172
Goodwill*	13,512
Intangible asset – customer relationships	1,761
Intangible asset – order backlog	376
Intangible asset – non-compete arrangements	97
Cash and cash equivalents	587
Accounts receivable	657
Unbilled revenue	176
Other current assets	228
Deferred tax liability	(559)
Current liabilities	(1,007)
Liability arising from contingent consideration arrangement	(7,000)
Net assets acquired	$9,000

Cash consideration	$9,000
Contingent consideration	7,000
Amount of total consideration	16,000
Liabilities included in preliminary purchase price allocation re contingent consideration	(7,000)
Net assets acquired	$9,000

* Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China and is not tax deductible.